Business Acquisitions (Details Narrative) - USD ($)			6 Months Ended
	Jun. 29, 2018	Jun. 01, 2018	Jun. 30, 2018
Business acquisition, consideration amount			$ 6,100,000
Business acquisition, non-controlling interest			$ 300,000
Clinic Management Associates of KY LLC [Member]
Consideration amount payable in cash	$ 4,600,000
IMAC of St. Louis, LLC [Member]
Business acquisition, consideration amount		$ 1,490,632
Consideration amount payable in cash		$ 1,000,000
Membership interest percentage		64.00%
Ownership percentage		100.00%
Consideration amount paid in shares		$ 490,632
IMAC Regeneration Management of Nashville, LLC [Member]
Business acquisition, consideration amount		300,000
Consideration amount payable in cash		$ 110,000
Membership interest percentage		25.00%
Consideration amount paid in shares		$ 190,000